Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Interest received	€ 5,914	€ 6,215	€ 6,691
Dividends received	1,222	1,292	1,387
Interest paid	400	311	300
Dividend received from joint ventures and associates	€ 97	€ 129	€ 203